Leases - Statement of Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation charge of Right of use assets	$ (8,650)	$ (7,045)	$ (6,662)
Unwinding of long-term liabilities (included in Financial results)	(3,168)	(2,838)	(1,453)
Expenses related to short-term leases (included in Production and operating cost and Administrative expenses)	(838)	(2,614)	(1,101)
Expenses related to low-value leases (include in Administrative expenses)	(775)	(708)	(906)
Production facilities and machinery [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation charge of Right of use assets	(7,858)	(6,057)	(5,526)
Buildings and improvements
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation charge of Right of use assets	$ (792)	$ (988)	$ (1,136)